INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue	$ 331,839	$ 281,724	$ 245,122
Cost of revenue	106,374	87,831	74,114
Gross margin	225,465	193,893	171,008
Research and development	35,562	32,488	29,510
Sales and marketing	26,710	25,654	24,456
General and administrative	7,956	7,223	7,609
Operating income	155,237	128,528	109,433
Other income (expense), net	10,697	(4,901)	(1,646)
Income before income taxes	165,934	123,627	107,787
Provision for income taxes	32,185	21,795	19,651
Net income	$ 133,749	$ 101,832	$ 88,136
Earnings per share:
Basic	$ 18	$ 13.7	$ 11.86
Diluted	$ 17.95	$ 13.64	$ 11.8
Weighted average shares outstanding:
Basic	7,429	7,433	7,431
Diluted	7,453	7,465	7,469
Product
Revenue	$ 64,696	$ 63,946	$ 64,773
Cost of revenue	12,098	13,501	15,272
Service and Other
Revenue	267,143	217,778	180,349
Cost of revenue	$ 94,276	$ 74,330	$ 58,842